Shareholder Report, Average Annual Return (Details) WE0000000002510A_Dimensional Core Fixed Income ETF_Single_TSR Annual {Single}	12 Months Ended	48 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Core Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Core Fixed Income ETF – NAV
Average Annual Return, Percent	6.88%	(0.06%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.07%)